Rule 497(e)
                                    Registration Nos. 333-168727 and 811-22452


                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")


                      SUPPLEMENT DATED SEPTEMBER 15, 2011


           TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
              FOR FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                            DATED JANUARY 11, 2011,
         AS PREVIOUSLY SUPPLEMENTED JANUARY 19, 2011 AND MARCH 23, 2011

           TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                FOR FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                            DATED JANUARY 11, 2011,
                  AS PREVIOUSLY SUPPLEMENTED JANUARY 19, 2011



      Effective September 30, 2011, Huntington Asset Services, Inc. will no longer serve as the Funds' transfer agent. As of October 1, 2011, BNY Mellon Investment Servicing (US) Inc. will serve as the Funds' transfer agent, with its principal place of business at 4400 Computer Drive, Westborough, MA 01581.

      The "Shareholder Inquiries" section of the prospectus is replaced in its entirety by the following:

      All inquiries regarding the Fund should be directed to the Trust, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 for overnight correspondence and P.O. Box 9788, Providence, RI 02940, or by calling (888) 373-5776.



           PLEASE KEEP THIS WITH YOUR FUND'S PROSPECTUS AND STATEMENT
                 OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE